OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Liabilities

	December 31,
	2023	2022
Income taxes	$1,742	$1,939
Pension and other employee related	1,342	1,306
Deferred income	1,171	1,334
Operating lease liabilities	897	775
Environmental costs	414	393
Insurance	248	289
Product warranties and performance guarantees	37	38
Asset retirement obligations	17	24
Other	397	371
Total Other liabilities	$6,265	$6,469